14 Business combination (Details) - Exito Group - Colombia [member] - BRL (R$) R$ in Millions	Dec. 31, 2019	Nov. 27, 2019
Disclosure of detailed information about business combination [line items]
Cash consideration	R$ 9,268
Cash flow hedge effect	145
Cash consideration transferred gross	9,413
Dividends received related to 2018	(42)
Total cash consideration transferred	R$ 9,371	R$ 9,371